Note 4 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Net Income		$ 2,795,000	$ 2,020,000
Weighted average shares outstanding – basic (in shares)		2,578,804	2,254,444
Effect of dilutive common stock equivalents (in shares)		0	20,590
Adjusted weighted average shares outstanding – diluted (in shares)		2,578,804	2,275,034
Basic earnings per share from continuing operations (1) (in dollars per share)	[1]	$ 0.92	$ 1.02
Basic earnings per share from discontinued operations (1) (in dollars per share)	[1]	0.16	(0.12)
Basic earnings per share, net (in dollars per share)		1.08	0.9
Diluted earnings per share from continuing operations (1) (in dollars per share)	[1]	0.92	1
Diluted earnings per share from discontinued operations (1) (in dollars per share)	[1]	0.16	(0.11)
Diluted earnings per share, net (in dollars per share)		$ 1.08	$ 0.89

[1]	Earnings per share from continuing operations and discontinued operations for the year ended December 31, 2024 reflect the reclassification of the gain on sale of OCH.)